Transactions with Related Parties, Castor Ships (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($) Vessel	Dec. 31, 2025 USD ($)
Transactions with Related Parties [Abstract]
Management fees	$ 1,785,924	$ 2,288,643
Flat management fees	1,691,764	$ 1,648,570
Due from related party - non-current	2,893,839		$ 2,893,839
Due from related parties - current	9,938,847		13,155,509
Due to related parties	1,487,702		1,106,606
Panamax [Member]
Transactions with Related Parties [Abstract]
Number of vessels sold | Vessel		2
Container Vessel [Member]
Transactions with Related Parties [Abstract]
Number of vessels sold | Vessel		2
Related Party [Member] | Castor Ships [Member]
Transactions with Related Parties [Abstract]
Management fees	1,785,924	$ 1,641,843
Sale and purchase commissions	794,200
Due from related party - non-current	2,893,839		2,893,839
Due from related parties - current	6,814,125		10,682,592
Related Party [Member] | Castor Ships [Member] | Gain (Loss) on Sale of Property [Member]
Transactions with Related Parties [Abstract]
Charter hire commissions	902,631	746,633
Sale and purchase commissions		473,000
Related Party [Member] | Castor Ships [Member] | General and Administrative Expenses [Member]
Transactions with Related Parties [Abstract]
Flat management fees	1,691,764	1,648,570
Related Party [Member] | Castor Ships [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Sale and purchase commissions	345,065	$ 493,992
Related Party [Member] | Castor Ships [Member] | Deferred Loan Fees [Member]
Transactions with Related Parties [Abstract]
Sale and purchase commissions	156,000
Related Party [Member] | Castor Ships [Member] | Castor Ship Management Agreements [Member]
Transactions with Related Parties [Abstract]
Due from related parties - current	$ 993,580		1,607,435
Related Party [Member] | Castor Ships [Member] | Amended Castor Ship Management Agreements [Member]
Transactions with Related Parties [Abstract]
Funding period for advance to cover vessel daily operating costs	2 months
Due from related parties - current	$ 625,977		1,714,772
Related Party [Member] | Castor Ships [Member] | Working Capital Guarantee Advances [Member]
Transactions with Related Parties [Abstract]
Due from related party - non-current	2,893,839		2,893,839
Due from related parties - current			1,372,826
Related Party [Member] | Castor Ships [Member] | Operating Expenses Payments [Member]
Transactions with Related Parties [Abstract]
Due from related parties - current	5,194,568		$ 5,987,559
Related Party [Member] | Castor Ships [Member] | Harper Petersen Hamburg [Member]
Transactions with Related Parties [Abstract]
Due to related parties	$ 400,000